Basic and diluted loss per share (Details) £ / shares in Units, £ in Thousands		12 Months Ended
		Dec. 31, 2022 GBP (£) £ / shares shares	Dec. 31, 2021 GBP (£) £ / shares shares	Dec. 31, 2020 GBP (£) £ / shares shares	Feb. 09, 2021	Jan. 22, 2021
Basic and diluted loss [Abstract]
Loss for the year | £		£ (41,224)	£ (131,523)	£ (74,093)
Basic weighted average number of shares (in shares) | shares		45,714,923	42,488,579	26,523,411
Diluted weighted average number of shares (in shares) | shares		45,714,923	42,488,579	26,523,411
Basic loss per share (in pounds per share) | £ / shares		£ (0.9)	£ (3.1)	£ (2.79)
Diluted loss per share (in pounds per share) | £ / shares	[1]	£ (0.9)	£ (3.1)	£ (2.79)
Immunocore Holdings Limited [Member]
Events after reporting period
Share exchange and stock split conversion rate		0.01			0.01	0.01
Immunocore Holdings plc [member]
Events after reporting period
Share exchange and stock split conversion rate					20

[1]	The basic and diluted loss per share for the years ended December 31, 2021 and 2020 are adjusted for the (i) the exchange of shares of Immunocore Limited for shares of Immunocore Holdings Limited on a 1 for 100 basis, and (ii) the reorganization of the share capital of Immunocore Holdings plc, resulting in a consolidation with the effect of a 20 to 1 reverse stock split on the Company’s ordinary shares and non-voting ordinary shares, all of which took place in connection with the Company’s initial public offering which closed on February 9, 2021.